FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	$ 666,267,325	$ 560,033,200
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	666,267,325	560,033,200
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	0	0
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	82,454,473	72,082,995
Common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	82,454,473	72,082,995
Common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	0	0
Common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	583,812,852	487,950,205
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	583,812,852	487,950,205
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	$ 0	$ 0